Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of property plant and equipment

Property, plant, and equipment balances as of December 31, 2022, and December 31, 2021, reflected the following activity:

2022 ($000s)	Plant and machinery, fixtures and fittings	Office furniture and office equipment	Instruments and lab equipment, software tools	Total
Depreciation period (straight line, in years)	3-5	3-5	3-5
Accumulated cost at December 31, 2021	$855	$782	$2,281	$3,918
Additions	125	38	104	267
Impact of currency translation	(11)	(18)	(37)	(66)
Accumulated cost at December 31, 2022	969	803	2,348	4,120
Accumulated depreciation at December 31, 2021	$367	$671	$1,579	$2,617
Depreciation	125	73	246	443
Impact of currency translation	(6)	(10)	(33)	(48)
Accumulated depreciation at December 31, 2022	486	734	1,793	3,012
Carrying amount at December 31, 2022	$483	$69	$556	$1,107

2021 ($000s)	Plant and machinery, fixtures and fittings	Office furniture and office equipment	Instruments and lab equipment, software tools	Total
Depreciation period (straight line, in years)	3-5	3-5	3-5
Accumulated cost at December 31, 2020	$855	$710	$2,217	$3,782
Additions	—	74	67	141
Impact of currency translation	—	(2)	(3)	(5)
Accumulated cost at December 31, 2021	855	782	2,281	3,918
Accumulated depreciation at December 31, 2020	$236	$572	$1,307	$2,115
Depreciation	131	101	275	507
Impact of currency translation	—	(2)	(3)	(5)
Accumulated depreciation at December 31, 2021	367	671	1,579	2,617
Carrying amount at December 31, 2021	$488	$111	$712	$1,301